LOANS (Schedule of Recorded Investment in Nonaccrual and Loans Past Due) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Accounts Notes and Loans Receivable [Line Items]
Nonaccrual	$ 718	$ 987
Loans Past Due Over 90 Days Still Accruing		321
One to four Family [Member]
Accounts Notes and Loans Receivable [Line Items]
Nonaccrual	601	972
Loans Past Due Over 90 Days Still Accruing
Multi-family [Member]
Accounts Notes and Loans Receivable [Line Items]
Nonaccrual
Loans Past Due Over 90 Days Still Accruing
Commercial real estate [Member]
Accounts Notes and Loans Receivable [Line Items]
Nonaccrual	35
Loans Past Due Over 90 Days Still Accruing		307
Construction and Land [Member]
Accounts Notes and Loans Receivable [Line Items]
Nonaccrual	80
Loans Past Due Over 90 Days Still Accruing
Commercial and Industrial [Member]
Accounts Notes and Loans Receivable [Line Items]
Nonaccrual
Loans Past Due Over 90 Days Still Accruing		14
Home equity loans and lines of credit [Member]
Accounts Notes and Loans Receivable [Line Items]
Nonaccrual		15
Loans Past Due Over 90 Days Still Accruing
Motor vehicle [Member]
Accounts Notes and Loans Receivable [Line Items]
Nonaccrual	2
Loans Past Due Over 90 Days Still Accruing
Other [Member]
Accounts Notes and Loans Receivable [Line Items]
Nonaccrual
Loans Past Due Over 90 Days Still Accruing